SUBSEQUENT EVENTS SUBSEQUENT EVENTS (Details) - USD ($) $ in Millions			12 Months Ended
	Feb. 07, 2019	Jan. 04, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from sales of investments accounted for using equity method			$ 1,289	$ 0	$ 0
Australian Data Center Operation | Australian Data Center Operation
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary		29.00%
Consideration transferred		$ 78
Equity interests of acquirer		48
Total assets recognised as of acquisition date		276
Total liabilities recognised as of acquisition date		4
Non-controlling interest in acquiree recognised at acquisition date		194
Consortium | Australian Data Center Operation | Australian Data Center Operation
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred		272
Equity interests of acquirer		$ 166
Chilean toll roads | Chilean toll roads
Disclosure of non-adjusting events after reporting period [line items]
Ownership and Voting Interest	17.00%
Proceeds from sales of investments accounted for using equity method	$ 195